IMPAIRMENT CHARGES	6 Months Ended
Jun. 30, 2022
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
IMPAIRMENT CHARGES
6.	IMPAIRMENT CHARGES

In accordance with IAS 36, Impairment of Assets, the Group carried out an impairment review of the asset valuations as at June 30, 2022. The impact of the impairments on the statement of operations for the six-month period ended June 30, 2022 was as follows:

	Six month period ended
	June 30, 2022	June 30, 2021
	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E	37	1,938
Impairment of goodwill and other intangible assets	-	3,853
Impairment of prepayments	482	277

Total impairment loss	519	6,068

The Group recognised an impairment loss of US$519,000 in the six-month period ended June 30, 2022 (six months ended June 30, 2021: US$6,068,000). In accordance with IAS 36, Impairment of Assets, the Group carries out periodic impairment reviews of its asset carrying values. There are a number of factors taken into account in calculating the impairment, including the Company’s period-end share price, calculation of the cost of capital, and future projected cash flows for individual cash-generating units in the business. In addition, the Group examines individual development project assets for indicators of impairment.

The impairment test performed as at June 30, 2022 identified an impairment loss in two cash generating units (“CGUs”), namely Biopool US Inc and Trinity Biotech Do Brasil.